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                                                    SEC USE ONLY


                                 UNITES STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECFION 13(F) 0F THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended  DECEMBER 2011

               (Please read instructions before preparing form.)

If amended report, check here: [ ]

LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
------------------------------------------
Name of Institutional Investment Manager


8805 INDIAN HILLS DRIVE SUITE 250       OMAHA, NE 68114
-----------------------------------------------------------
Business Address   (Street)           (City) (State) (Zip)


THOMAS J. SUDYKA, JR.         (402) 392-2606
----------------------------------------------------------------------------
Name,  Phone No., and Title of Person Duly Authorized to Submit This Report.


  -------------------------------------------------------------------------
                                 ATTENTION
             INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                 CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
  -------------------------------------------------------------------------


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OMAHA and State of NE on the 26[TH] day of JANUARY 2012.

                                      LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
                                      (Name of Institutional Investment Manager)


                                    /s/ Thomas J. Sudyka, Jr.
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                                         to Submit This Report)

                                                           Thomas J. Sudyka, Jr.
Name and I3F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


  Name:                  13F File No.:   Name:                    13F File No.
  ______________________  ____________    ______________________  ____________

1.______________________  ____________ 6. ______________________  ____________

2.______________________  ____________ 7. ______________________  ____________

3.______________________  ____________ 8. ______________________  ____________

4.______________________  ____________ 9. ______________________  ____________

5.______________________  ____________ 10. _____________________  ____________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   81

Form 13F Information Table Value Total:   $225,550


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           December 31, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      511    16899 SH       SOLE                    16899
Abbott Laboratories            COM              002824100      800    14230 SH       SOLE                    13250               980
Ace Ltd                        COM              H0023R105      221     3150 SH       SOLE                     3150
Anadarko Petroleum Corp        COM              032511107     8582   112427 SH       SOLE                    90522             21905
Automatic Data Processing Inc  COM              053015103      840    15560 SH       SOLE                    15560
Baxter International Inc       COM              071813109      406     8200 SH       SOLE                     8200
Becton Dickinson & Co          COM              075887109      713     9540 SH       SOLE                     9540
Berkshire Hathaway Inc Cl A    COM              084670108     3902       34 SH       SOLE                       24                10
Berkshire Hathaway Inc Cl B    COM              084670702     4726    61945 SH       SOLE                    58520              3425
Boeing Co                      COM              097023105     6818    92955 SH       SOLE                    75755             17200
CVS Corp                       COM              126650100      332     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     1889    24050 SH       SOLE                    23775               275
Cato Corp Cl A                 COM              149205106     5169   213589 SH       SOLE                   149478             64111
Cemex, SAB de CV               COM              151290889     2391   443648 SH       SOLE                   347184             96464
Chesapeake Energy Corp         COM              165167107     1856    83260 SH       SOLE                    82360               900
Chevron Corp                   COM              166764100     8050    75662 SH       SOLE                    57238             18424
Chicago Bridge & Iron Co       COM              167250109    10762   284717 SH       SOLE                   220817             63900
Cisco Systems Inc              COM              17275R102      244    13475 SH       SOLE                    13475
Colgate Palmolive Co           COM              194162103      733     7935 SH       SOLE                     6910              1025
Compass Minerals Intl Inc      COM              20451N101     5158    74920 SH       SOLE                    62690             12230
Conagra Foods Inc              COM              205887102     5274   199774 SH       SOLE                   159914             39860
ConocoPhillips                 COM              20825C104     5900    80971 SH       SOLE                    77862              3109
DirecTV Group Cl A             COM              25490A101     5540   129570 SH       SOLE                   100045             29525
Disney Walt Co                 COM              254687106     6159   164239 SH       SOLE                   133889             30350
Dominion Resources Inc         COM              25746U109     1585    29867 SH       SOLE                    28967               900
Du Pont E I de Nemours         COM              263534109      242     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      224     3000 SH       SOLE                     3000
Edison International           COM              281020107      414    10000 SH       SOLE                    10000
Enerplus Corp                  COM              292766102      205     8105 SH       SOLE                     8105
Exxon Mobil Corp               COM              30231G102      628     7410 SH       SOLE                     7410
Forest Labs Inc                COM              345838106     6562   216840 SH       SOLE                   173365             43475
Forest Oil Corp                COM              346091705     2613   192838 SH       SOLE                   143979             48859
Freeport-McMoran Copper & Gold COM              35671D857     5869   159527 SH       SOLE                   127005             32522
Gencorp Inc                    COM              368682100     3421   643060 SH       SOLE                   479735            163325
Glaxo Smithkline Plc ADR       COM              37733W105      494    10825 SH       SOLE                    10825
Intel Corp                     COM              458140100      303    12500 SH       SOLE                    12500
International Business Machine COM              459200101      299     1625 SH       SOLE                     1625
Investors Real Estate Trust    COM              461730103     1655   226853 SH       SOLE                   216073             10780
Johnson & Johnson              COM              478160104     1411    21515 SH       SOLE                    21515
Kansas City Southern Industrie COM              485170302     9977   146695 SH       SOLE                   111570             35125
Kohls Corp                     COM              500255104      284     5750 SH       SOLE                     5750
L-3 Communications Hldgs Inc   COM              502424104     2039    30585 SH       SOLE                    30195               390
Laboratory Corp Amer Hldgs     COM              50540R409     5031    58525 SH       SOLE                    43790             14735
Leggett & Platt, Inc           COM              524660107      336    14600 SH       SOLE                    14600
Leucadia National Corp         COM              527288104     5432   238875 SH       SOLE                   182600             56275
Lincoln Electric Hldgs Inc     COM              533900106     9629   246135 SH       SOLE                   191995             54140
Lone Pine Res Inc              COM              54222A106      698    99535 SH       SOLE                    70151             29384
McCormick & Co Inc             COM              579780206      214     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101      997     9935 SH       SOLE                     9935
Medco Health Solutions         COM              58405U102      237     4232 SH       SOLE                     4232
Medtronic Inc                  COM              585055106      547    14290 SH       SOLE                    14290
Merck & Co Inc                 COM              58933Y105      871    23098 SH       SOLE                    23098
Microsoft Corp                 COM              594918104     4309   165970 SH       SOLE                   119845             46125
Nexen Inc                      COM              65334H102     3936   247375 SH       SOLE                   192580             54795
Occidental Petroleum Corp      COM              674599105      444     4740 SH       SOLE                     4740
Patriot Coal Corp              COM              70336T104     3149   371725 SH       SOLE                   288425             83300
Peabody Energy Corp            COM              704549104     6552   197872 SH       SOLE                   163390             34482
Pepsico Inc                    COM              713448108     1045    15755 SH       SOLE                    15755
Pfizer Inc                     COM              717081103     9695   448032 SH       SOLE                   360485             87547
Plum Creek Timber Co Inc       COM              729251108     5479   149850 SH       SOLE                   119350             30500
Procter and Gamble Co          COM              742718109      650     9750 SH       SOLE                     9750
Renaissancere Holdings Ltd     COM              G7496G103      297     4000 SH       SOLE                     4000
SPDR Gold Trust                COM              78463V107    10412    68505 SH       SOLE                    52790             15715
St. Joe Co                     COM              790148100     3306   225505 SH       SOLE                   172955             52550
T Rowe Price Group Inc         COM              74144t108      202     3550 SH       SOLE                     3550
Texas Pacific Land Trust       COM              882610108     6514   160100 SH       SOLE                   125525             34575
US Bancorp                     COM              902973304      623    23034 SH       SOLE                    23034
United Health Group Inc        COM              91324P102      355     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      238     3250 SH       SOLE                     3250
Vodafone Group Plc ADR         COM              92857W209     3117   111212 SH       SOLE                   109687              1525
Vulcan Materials Co            COM              929160109     4995   126935 SH       SOLE                    98485             28450
Wal-Mart Stores Inc            COM              931142103      328     5490 SH       SOLE                     5490
Washington Post Co             COM              939640108      377     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      242     3650 SH       SOLE                     3650
Wells Fargo Co                 COM              949746101      299    10840 SH       SOLE                    10840
Western Union Co               COM              959802109      219    12000 SH       SOLE                    12000
Winnebago Industries           COM              974637100      884   119849 SH       SOLE                    83050             36799
Yamana Gold Inc                COM              98462Y100     5603   381405 SH       SOLE                   303730             77675
Yum Brands Inc                 COM              988498101      566     9600 SH       SOLE                     9600
SPDR S&P 500 Etf Trust                          78462F103      912     7270 SH       SOLE                     6670               600
Berkshire Hathaway Inc Cl A                     084670108     1607       14 SH       SOLE                                         14
       Total                    81 records                  225550
